Expense Example, No Redemption (Vanguard Mid-Cap Growth Index Fund Participant:)	Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115